Information by Segment - Summary of Generation and Transmission, Distribution and Others by Reportable Segments (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
ASSETS
TOTAL CURRENT ASSETS	$ 7,062,479	$ 6,179,256
Cash and cash equivalents	1,396,253	1,506,993
Other current financial assets	312,030	230,279
Other current non-financial assets	828,760	560,786
Trade and other current receivables	3,711,141	3,234,935
Current accounts receivable from related parties	73,759	46,950
Inventories	538,276	471,433
Current tax assets	201,740	127,880
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	27,896,459	20,754,302
Other non-current financial assets	3,473,176	2,790,863
Other non-current non-financial assets	3,145,421	2,332,856
Trade and other non-current receivables	724,851	578,524
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	2,369	2,273	$ 1,978
Intangible assets other than goodwill	4,756,270	4,524,826
Goodwill	1,470,225	945,512
Property, plant and equipment	12,997,528	8,354,672
Investment property	6,272	7,942
Right-of-use assets	327,953	222,420
Deferred tax assets	992,368	994,382
TOTAL ASSETS	34,958,938	26,933,558
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,795,534	7,277,222
Other current financial liabilities	1,232,834	1,825,130
Current lease liabilities	60,687	51,495
Trade and other accounts payable, current	4,912,130	4,093,576
Current accounts payable to related parties	955,707	597,122
Other current provisions	164,844	220,425
Current tax liabilities	183,060	222,870
Other current non-financial liabilities	286,272	266,604
TOTAL NON-CURRENT LIABILITIES	12,133,311	9,322,673
Other non-current financial liabilities	4,917,583	3,837,706
Non-current lease liability	187,891	91,070
Trade payables, non-current	2,689,067	2,061,475
Non-current accounts payable to related companies	1,062,498	144,391
Other long-term provisions	838,819	833,900
Deferred tax liabilities	879,400	612,953
Non-current provisions for employee benefits	1,423,481	1,624,217
Other non-current non-financial liabilities	134,572	116,961
Equity	15,030,093	10,333,663	12,246,186	$ 8,831,900
Equity attributable to shareholders of Enel Amricas	12,832,657	8,105,859
Share and paid-in capital	15,799,499	9,763,078
Retained earnings (losses)	5,768,691	5,415,698
Treasury shares in portfolio	(272)
Other reserves	(8,735,261)	(7,072,917)	(5,291,999)	$ (4,880,883)
Non-controlling interests	2,197,436	2,227,804
TOTAL LIABILITIES AND EQUITY	34,958,938	26,933,558
Revenues and Other income, by nature	16,192,336	12,291,745	14,387,457
Revenues	14,535,024	11,238,976	13,053,376
Energy sales	12,807,702	9,655,212	11,282,254
Other sales	48,589	36,968	58,752
Other services rendered	1,678,733	1,546,796	1,712,370
Other income, by nature	1,657,312	1,052,769	1,334,081
Raw Materials and Consumables Used	(10,451,383)	(7,555,915)	(8,541,023)
Energy purchases	(7,711,330)	(5,337,887)	(6,096,863)
Fuel consumption	(116,666)	(137,850)	(277,117)
Transportation costs	(1,020,192)	(1,016,486)	(1,110,921)
Other miscellaneous supplies and services	(1,603,195)	(1,063,692)	(1,056,122)
Contribution Margin	5,740,953	4,735,830	5,846,434
Other work performed by the entity and capitalized	210,552	147,151	181,565
Employee benefits expenses	(729,902)	(565,046)	(809,753)
Other expense, by nature	(1,119,232)	(1,065,278)	(1,150,709)
GROSS OPERATING RESULT	4,102,371	3,252,657	4,067,537
Depreciation and amortization expense	(993,096)	(858,099)	(948,330)
Impairment (loss) reversal recognized in profit or loss	(100,057)		2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(345,172)	(242,372)	(279,125)
OPERATING INCOME	2,664,046	2,152,186	2,842,208
Total financial results	(727,642)	(412,178)	(450,878)
Total financial income	295,442	222,406	376,316
Cash and cash equivalents	64,812	59,510	145,532
Other financial income	230,630	162,896	230,784
Financial costs	(1,052,065)	(768,453)	(1,088,631)
Bank borrowings	(126,357)	(70,023)	(134,024)
Secured and unsecured obligations	(224,733)	(208,630)	(281,359)
Other	(700,975)	(489,800)	(673,248)
Income from indexation units	30,667	76,698	124,477
Foreign exchange profits (losses)	(1,686)	57,171	136,960
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,181	3,133	583
Total	3,218	4,671	14,196
Gain (loss) from other investments	543	54	1,048
Gain (loss) from the sale of assets	2,675	4,617	13,148
Profit (loss) before taxes	1,940,803	1,747,812	2,406,109
Income tax expense (income)	(806,292)	(566,560)	(236,346)
INCOME AFTER TAX	1,134,511	1,181,252	2,169,763
Profit (loss)	1,134,511	1,181,252	2,169,763
Profit (loss) attributable to owners of the parent	740,859	825,197	1,614,085
Profit (loss) attributable to non-controlling interests	393,652	356,055	555,678
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,615,576	2,425,510	2,527,511
Net cash flows from (used in) investing activities	(1,934,297)	(1,535,616)	(1,599,798)
Net cash flows from (used in) financing activities	(594,750)	(1,186,535)	(822,904)
Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS	7,062,479	6,179,256
Cash and cash equivalents	1,396,253	1,506,993
Other current financial assets	312,030	230,279
Other current non-financial assets	828,760	560,786
Trade and other current receivables	3,711,141	3,234,935
Current accounts receivable from related parties	73,759	46,950
Inventories	538,276	471,433
Current tax assets	201,740	127,880
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	27,896,459	20,754,302
Other non-current financial assets	3,473,176	2,790,863
Other non-current non-financial assets	3,145,421	2,332,856
Trade and other non-current receivables	724,851	578,524
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	2,369	2,273
Intangible assets other than goodwill	4,756,270	4,524,826
Goodwill	1,470,225	945,512
Property, plant and equipment	12,997,528	8,354,672
Investment property	6,272	7,942
Right-of-use assets	327,953	222,420
Deferred tax assets	992,368	994,382
TOTAL ASSETS	34,958,938	26,933,558
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,795,534	7,277,222
Other current financial liabilities	1,232,834	1,825,130
Current lease liabilities	60,687	51,495
Trade and other accounts payable, current	4,912,130	4,093,576
Current accounts payable to related parties	955,707	597,122
Other current provisions	164,844	220,425
Current tax liabilities	183,060	222,870
Other current non-financial liabilities	286,272	266,604
TOTAL NON-CURRENT LIABILITIES	12,133,311	9,322,673
Other non-current financial liabilities	4,917,583	3,837,706
Non-current lease liability	187,891	91,070
Trade payables, non-current	2,689,067	2,061,475
Non-current accounts payable to related companies	1,062,498	144,391
Other long-term provisions	838,819	833,900
Deferred tax liabilities	879,400	612,953
Non-current provisions for employee benefits	1,423,481	1,624,217
Other non-current non-financial liabilities	134,572	116,961
Equity	15,030,093	10,333,663
Equity attributable to shareholders of Enel Amricas	12,832,657	8,105,859
Share and paid-in capital	15,799,499	9,763,078
Retained earnings (losses)	5,768,691	5,415,698
Treasury shares in portfolio	(272)
Other reserves	(8,735,261)	(7,072,917)
Non-controlling interests	2,197,436	2,227,804
TOTAL LIABILITIES AND EQUITY	34,958,938	26,933,558
Revenues and Other income, by nature	16,192,336	12,291,745	14,387,457
Revenues	14,535,024	11,238,976	13,053,376
Energy sales	12,807,702	9,655,212	11,282,254
Other sales	48,589	36,968	58,752
Other services rendered	1,678,733	1,546,796	1,712,370
Other income, by nature	1,657,312	1,052,769	1,334,081
Raw Materials and Consumables Used	(10,451,383)	(7,555,915)	(8,541,023)
Energy purchases	(7,711,330)	(5,337,887)	(6,096,863)
Fuel consumption	(116,666)	(137,850)	(277,117)
Transportation costs	(1,020,192)	(1,016,486)	(1,110,921)
Other miscellaneous supplies and services	(1,603,195)	(1,063,692)	(1,056,122)
Contribution Margin	5,740,953	4,735,830	5,846,434
Other work performed by the entity and capitalized	210,552	147,151	181,565
Employee benefits expenses	(729,902)	(565,046)	(809,753)
Other expense, by nature	(1,119,232)	(1,065,278)	(1,150,709)
GROSS OPERATING RESULT	4,102,371	3,252,657	4,067,537
Depreciation and amortization expense	(993,096)	(858,099)	(948,330)
Impairment (loss) reversal recognized in profit or loss	(100,057)		2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(345,172)	(242,372)	(279,125)
OPERATING INCOME	2,664,046	2,152,186	2,842,208
Total financial results	(727,642)	(412,178)	(450,878)
Total financial income	295,442	222,406	376,316
Cash and cash equivalents	64,812	59,510	145,532
Other financial income	230,630	162,896	230,784
Financial costs	(1,052,065)	(768,453)	(1,088,631)
Bank borrowings	(126,357)	(70,023)	(134,024)
Secured and unsecured obligations	(224,733)	(208,630)	(281,359)
Other	(700,975)	(489,800)	(673,248)
Income from indexation units	30,667	76,698	124,477
Foreign exchange profits (losses)	(1,686)	57,171	136,960
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,181	3,133	583
Total	3,218	4,671	14,196
Gain (loss) from other investments	543	54	1,048
Gain (loss) from the sale of assets	2,675	4,617	13,148
Profit (loss) before taxes	1,940,803	1,747,812	2,406,109
Income tax expense (income)	(806,292)	(566,560)	(236,346)
INCOME AFTER TAX	1,134,511	1,181,252	2,169,763
Profit (loss)	1,134,511	1,181,252	2,169,763
Profit (loss) attributable to owners of the parent	740,859	825,197	1,614,085
Profit (loss) attributable to non-controlling interests	393,652	356,055	555,678
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,615,576	2,425,510	2,527,511
Net cash flows from (used in) investing activities	(1,934,297)	(1,535,616)	(1,599,798)
Net cash flows from (used in) financing activities	(594,750)	(1,186,535)	(822,904)
Generation and Transmission [Member]
ASSETS
TOTAL CURRENT ASSETS	1,940,708	1,752,168
Cash and cash equivalents	764,320	678,856
Other current financial assets	157,768	77,146
Other current non-financial assets	142,715	70,693
Trade and other current receivables	468,470	699,288
Current accounts receivable from related parties	220,992	110,101
Inventories	108,127	86,375
Current tax assets	78,316	29,709
TOTAL NON-CURRENT ASSETS	10,275,479	5,023,349
Other non-current financial assets	506,387	293,011
Other non-current non-financial assets	125,676	44,772
Trade and other non-current receivables	244,390	280,119
Non-current accounts receivable from related parties	53,410	43,945
Investments accounted for using the equity method	402,308	111,027
Intangible assets other than goodwill	409,293	136,560
Goodwill	3,833
Property, plant and equipment	8,269,946	3,953,188
Right-of-use assets	191,230	127,537
Deferred tax assets	69,006	33,190
TOTAL ASSETS	12,216,187	6,775,517
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,942,219	1,652,616
Other current financial liabilities	286,850	317,285
Current lease liabilities	21,519	21,478
Trade and other accounts payable, current	966,843	881,993
Current accounts payable to related parties	419,864	155,817
Other current provisions	29,711	79,356
Current tax liabilities	157,031	150,727
Other current non-financial liabilities	60,401	45,960
TOTAL NON-CURRENT LIABILITIES	2,170,984	1,280,831
Other non-current financial liabilities	1,304,390	727,682
Non-current lease liability	84,031	11,591
Trade payables, non-current	9,746	979
Non-current accounts payable to related companies	104,447	19,252
Other long-term provisions	132,432	84,179
Deferred tax liabilities	443,996	335,101
Non-current provisions for employee benefits	25,503	32,753
Other non-current non-financial liabilities	66,439	69,294
Equity	8,102,984	3,842,070
Equity attributable to shareholders of Enel Amricas	8,102,984	3,842,070
Share and paid-in capital	5,636,230	1,821,697
Retained earnings (losses)	1,195,679	1,122,697
Issuance premium	337,107	37,138
Treasury shares in portfolio	(50)	(54)
Other reserves	934,018	860,592
TOTAL LIABILITIES AND EQUITY	12,216,187	6,775,517
Revenues and Other income, by nature	4,850,694	3,000,829	3,057,056
Revenues	4,774,522	2,977,178	3,007,419
Energy sales	4,670,098	2,880,510	2,885,369
Other sales	42,610	32,291	48,946
Other services rendered	61,814	64,377	73,104
Other income, by nature	76,172	23,651	49,637
Raw Materials and Consumables Used	(2,550,453)	(1,375,163)	(1,218,451)
Energy purchases	(2,004,478)	(918,086)	(578,373)
Fuel consumption	(116,682)	(137,850)	(277,116)
Transportation costs	(297,568)	(226,531)	(260,281)
Other miscellaneous supplies and services	(131,725)	(92,696)	(102,681)
Contribution Margin	2,300,241	1,625,666	1,838,605
Other work performed by the entity and capitalized	15,431	3,946	10,023
Employee benefits expenses	(144,033)	(101,339)	(114,226)
Other expense, by nature	(206,453)	(145,700)	(136,526)
Depreciation and amortization expense	(354,523)	(240,241)	(261,958)
Impairment (loss) reversal recognized in profit or loss	(89,344)		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(8,930)	(934)	645
OPERATING INCOME	1,512,389	1,141,398	1,335,256
Total financial results	(189,740)	(56,160)	4,788
Total financial income	96,341	93,720	153,668
Cash and cash equivalents	33,709	32,879	99,237
Other financial income	62,632	60,841	54,431
Financial costs	(167,536)	(149,750)	(178,978)
Bank borrowings	(37,419)	(3,945)	(12,603)
Secured and unsecured obligations	(63,195)	(70,317)	(80,638)
Other	(66,922)	(75,488)	(85,737)
Income from indexation units	(164,888)	(85,734)	(83,759)
Foreign exchange profits (losses)	46,343	85,604	113,857
Positive	248,665	230,275	325,816
Negative	(202,322)	(144,671)	(211,959)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	982	2,630	790
Total	2,100	3,764	1,287
Gain (loss) from other investments		50	1,042
Gain (loss) from the sale of assets	2,100	3,714	245
Profit (loss) before taxes	1,325,731	1,091,632	1,342,121
Income tax expense (income)	(446,211)	(326,573)	(419,338)
INCOME AFTER TAX	879,520	765,059	922,783
Profit (loss)	879,520	765,059	922,783
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,845,460	1,109,985	1,052,312
Net cash flows from (used in) investing activities	(1,272,200)	(164,687)	(84,523)
Net cash flows from (used in) financing activities	$ (738,729)	(797,743)	(1,039,947)
Number of operating segments | segment	5
Distribution [Member]
ASSETS
TOTAL CURRENT ASSETS	$ 4,934,818	4,321,551
Cash and cash equivalents	466,372	748,245
Other current financial assets	77,710	151,746
Other current non-financial assets	640,755	430,800
Trade and other current receivables	3,216,126	2,524,640
Current accounts receivable from related parties	30,074	19,689
Inventories	429,395	384,790
Current tax assets	73,866	61,641
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	16,146,273	14,821,340
Other non-current financial assets	2,911,429	2,497,735
Other non-current non-financial assets	3,013,019	2,284,187
Trade and other non-current receivables	467,016	297,872
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	13,748	1,596
Intangible assets other than goodwill	4,205,651	4,370,876
Property, plant and equipment	4,626,574	4,396,560
Investment property	6,272	7,942
Right-of-use assets	112,756	94,180
Deferred tax assets	789,782	870,360
TOTAL ASSETS	21,081,091	19,142,891
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,242,563	5,178,351
Other current financial liabilities	753,298	1,020,125
Current lease liabilities	36,795	29,753
Trade and other accounts payable, current	3,767,621	3,081,693
Current accounts payable to related parties	1,342,862	651,021
Other current provisions	134,918	141,067
Current tax liabilities	22,685	69,379
Other current non-financial liabilities	184,384	185,313
TOTAL NON-CURRENT LIABILITIES	9,154,908	7,759,713
Other non-current financial liabilities	2,782,559	2,518,301
Non-current lease liability	82,232	78,882
Trade payables, non-current	2,678,438	2,049,498
Non-current accounts payable to related companies	998,873	444,950
Other long-term provisions	705,375	749,514
Deferred tax liabilities	443,742	282,397
Non-current provisions for employee benefits	1,395,556	1,588,504
Other non-current non-financial liabilities	68,133	47,667
Equity	5,683,620	6,204,827
Equity attributable to shareholders of Enel Amricas	5,683,620	6,204,827
Share and paid-in capital	2,972,017	2,902,092
Retained earnings (losses)	(270,485)	(82,505)
Issuance premium	46,819	55,685
Other reserves	2,935,269	3,329,555
TOTAL LIABILITIES AND EQUITY	21,081,091	19,142,891
Revenues and Other income, by nature	12,157,149	10,068,885	12,189,594
Revenues	10,647,295	9,039,284	10,905,824
Energy sales	8,961,340	7,511,207	9,217,909
Other sales	5,729	5,221	9,805
Other services rendered	1,680,226	1,522,856	1,678,110
Other income, by nature	1,509,854	1,029,601	1,283,770
Raw Materials and Consumables Used	(8,718,819)	(6,953,255)	(8,175,432)
Energy purchases	(6,524,262)	(5,149,046)	(6,323,836)
Fuel consumption	16
Transportation costs	(782,629)	(838,996)	(903,489)
Other miscellaneous supplies and services	(1,411,944)	(965,213)	(948,107)
Contribution Margin	3,438,330	3,115,630	4,014,162
Other work performed by the entity and capitalized	192,393	143,146	171,479
Employee benefits expenses	(559,121)	(442,217)	(671,025)
Other expense, by nature	(843,336)	(859,869)	(937,650)
Depreciation and amortization expense	(635,551)	(614,224)	(683,668)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	335,556	241,540	279,234
OPERATING INCOME	1,257,159	1,100,926	1,617,497
Total financial results	(416,941)	(318,978)	(334,982)
Total financial income	199,401	123,949	212,375
Cash and cash equivalents	19,663	14,687	26,372
Other financial income	179,738	109,262	186,003
Financial costs	(877,741)	(598,296)	(745,402)
Bank borrowings	(86,575)	(56,676)	(92,211)
Secured and unsecured obligations	(137,007)	(113,505)	(175,496)
Other	(654,159)	(428,115)	(477,695)
Income from indexation units	279,374	161,586	206,845
Foreign exchange profits (losses)	(17,975)	(6,217)	(8,800)
Positive	337,366	184,760	136,819
Negative	(355,341)	(190,977)	(145,619)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	32	28	20
Total	1,118	903	12,909
Gain (loss) from other investments	543		6
Gain (loss) from the sale of assets	575	903	12,903
Profit (loss) before taxes	841,368	782,879	1,295,444
Income tax expense (income)	(396,085)	(278,107)	160,650
INCOME AFTER TAX	445,283	504,772	1,456,094
Profit (loss)	445,283	504,772	1,456,094
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	855,641	1,448,867	1,603,242
Net cash flows from (used in) investing activities	(1,711,211)	(1,364,627)	(1,471,137)
Net cash flows from (used in) financing activities	$ 627,354	40,508	(64,693)
Number of operating segments | segment	4
Operating Segments [member] | Generation and Transmission [Member] | Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS	$ 1,940,708	1,752,168
Cash and cash equivalents	764,320	678,856
Other current financial assets	157,768	77,146
Other current non-financial assets	142,715	70,693
Trade and other current receivables	468,470	699,288
Current accounts receivable from related parties	220,992	110,101
Inventories	108,127	86,375
Current tax assets	78,316	29,709
TOTAL NON-CURRENT ASSETS	10,275,479	5,023,349
Other non-current financial assets	506,387	293,011
Other non-current non-financial assets	125,676	44,772
Trade and other non-current receivables	244,390	280,119
Non-current accounts receivable from related parties	53,410	43,945
Investments accounted for using the equity method	402,308	111,027
Intangible assets other than goodwill	409,293	136,560
Goodwill	3,833
Property, plant and equipment	8,269,946	3,953,188
Right-of-use assets	191,230	127,537
Deferred tax assets	69,006	33,190
TOTAL ASSETS	12,216,187	6,775,517
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,942,219	1,652,616
Other current financial liabilities	286,850	317,285
Current lease liabilities	21,519	21,478
Trade and other accounts payable, current	966,843	881,993
Current accounts payable to related parties	419,864	155,817
Other current provisions	29,711	79,356
Current tax liabilities	157,031	150,727
Other current non-financial liabilities	60,401	45,960
TOTAL NON-CURRENT LIABILITIES	2,170,984	1,280,831
Other non-current financial liabilities	1,304,390	727,682
Non-current lease liability	84,031	11,591
Trade payables, non-current	9,746	979
Non-current accounts payable to related companies	104,447	19,252
Other long-term provisions	132,432	84,179
Deferred tax liabilities	443,996	335,101
Non-current provisions for employee benefits	25,503	32,753
Other non-current non-financial liabilities	66,439	69,294
Equity	8,102,984	3,842,070
Equity attributable to shareholders of Enel Amricas	8,102,984	3,842,070
Share and paid-in capital	5,636,230	1,821,697
Retained earnings (losses)	1,195,679	1,122,697
Issuance premium	337,107	37,138
Treasury shares in portfolio	(50)	(54)
Other reserves	934,018	860,592
TOTAL LIABILITIES AND EQUITY	12,216,187	6,775,517
Revenues and Other income, by nature	4,850,694	3,000,829	3,057,056
Revenues	4,774,522	2,977,178	3,007,419
Energy sales	4,670,098	2,880,510	2,885,369
Other sales	42,610	32,291	48,946
Other services rendered	61,814	64,377	73,104
Other income, by nature	76,172	23,651	49,637
Raw Materials and Consumables Used	(2,550,453)	(1,375,163)	(1,218,451)
Energy purchases	(2,004,478)	(918,086)	(578,373)
Fuel consumption	(116,682)	(137,850)	(277,116)
Transportation costs	(297,568)	(226,531)	(260,281)
Other miscellaneous supplies and services	(131,725)	(92,696)	(102,681)
Contribution Margin	2,300,241	1,625,666	1,838,605
Other work performed by the entity and capitalized	15,431	3,946	10,023
Employee benefits expenses	(144,033)	(101,339)	(114,226)
Other expense, by nature	(206,453)	(145,700)	(136,526)
GROSS OPERATING RESULT	1,965,186	1,382,573	1,597,876
Depreciation and amortization expense	(354,523)	(240,241)	(261,958)
Impairment (loss) reversal recognized in profit or loss	(89,344)		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(8,930)	(934)	645
OPERATING INCOME	1,512,389	1,141,398	1,335,256
Total financial results	(189,740)	(56,160)	4,788
Total financial income	96,341	93,720	153,668
Cash and cash equivalents	33,709	32,879	99,237
Other financial income	62,632	60,841	54,431
Financial costs	(167,536)	(149,750)	(178,978)
Bank borrowings	(37,419)	(3,945)	(12,603)
Secured and unsecured obligations	(63,195)	(70,317)	(80,638)
Other	(66,922)	(75,488)	(85,737)
Income from indexation units	(164,888)	(85,734)	(83,759)
Foreign exchange profits (losses)	46,343	85,604	113,857
Share of profit (loss) of associates and joint ventures accounted for using the equity method	982	2,630	790
Total	2,100	3,764	1,287
Gain (loss) from other investments		50	1,042
Gain (loss) from the sale of assets	2,100	3,714	245
Profit (loss) before taxes	1,325,731	1,091,632	1,342,121
Income tax expense (income)	(446,211)	(326,573)	(419,338)
INCOME AFTER TAX	879,520	765,059	922,783
Profit (loss)	879,520	765,059	922,783
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,845,460	1,109,985	1,052,312
Net cash flows from (used in) investing activities	(1,272,200)	(164,687)	(84,523)
Net cash flows from (used in) financing activities	(738,729)	(797,743)	(1,039,947)
Operating Segments [member] | Distribution [Member] | Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS	4,934,818	4,321,551
Cash and cash equivalents	466,372	748,245
Other current financial assets	77,710	151,746
Other current non-financial assets	640,755	430,800
Trade and other current receivables	3,216,126	2,524,640
Current accounts receivable from related parties	30,074	19,689
Inventories	429,395	384,790
Current tax assets	73,866	61,641
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL NON-CURRENT ASSETS	16,146,273	14,821,340
Other non-current financial assets	2,911,429	2,497,735
Other non-current non-financial assets	3,013,019	2,284,187
Trade and other non-current receivables	467,016	297,872
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	13,748	1,596
Intangible assets other than goodwill	4,205,651	4,370,876
Property, plant and equipment	4,626,574	4,396,560
Investment property	6,272	7,942
Right-of-use assets	112,756	94,180
Deferred tax assets	789,782	870,360
TOTAL ASSETS	21,081,091	19,142,891
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,242,563	5,178,351
Other current financial liabilities	753,298	1,020,125
Current lease liabilities	36,795	29,753
Trade and other accounts payable, current	3,767,621	3,081,693
Current accounts payable to related parties	1,342,862	651,021
Other current provisions	134,918	141,067
Current tax liabilities	22,685	69,379
Other current non-financial liabilities	184,384	185,313
TOTAL NON-CURRENT LIABILITIES	9,154,908	7,759,713
Other non-current financial liabilities	2,782,559	2,518,301
Non-current lease liability	82,232	78,882
Trade payables, non-current	2,678,438	2,049,498
Non-current accounts payable to related companies	998,873	444,950
Other long-term provisions	705,375	749,514
Deferred tax liabilities	443,742	282,397
Non-current provisions for employee benefits	1,395,556	1,588,504
Other non-current non-financial liabilities	68,133	47,667
Equity	5,683,620	6,204,827
Equity attributable to shareholders of Enel Amricas	5,683,620	6,204,827
Share and paid-in capital	2,972,017	2,902,092
Retained earnings (losses)	(270,485)	(82,505)
Issuance premium	46,819	55,685
Other reserves	2,935,269	3,329,555
TOTAL LIABILITIES AND EQUITY	21,081,091	19,142,891
Revenues and Other income, by nature	12,157,149	10,068,885	12,189,594
Revenues	10,647,295	9,039,284	10,905,824
Energy sales	8,961,340	7,511,207	9,217,909
Other sales	5,729	5,221	9,805
Other services rendered	1,680,226	1,522,856	1,678,110
Other income, by nature	1,509,854	1,029,601	1,283,770
Raw Materials and Consumables Used	(8,718,819)	(6,953,255)	(8,175,432)
Energy purchases	(6,524,262)	(5,149,046)	(6,323,836)
Fuel consumption	16
Transportation costs	(782,629)	(838,996)	(903,489)
Other miscellaneous supplies and services	(1,411,944)	(965,213)	(948,107)
Contribution Margin	3,438,330	3,115,630	4,014,162
Other work performed by the entity and capitalized	192,393	143,146	171,479
Employee benefits expenses	(559,121)	(442,217)	(671,025)
Other expense, by nature	(843,336)	(859,869)	(937,650)
GROSS OPERATING RESULT	2,228,266	1,956,690	2,576,966
Depreciation and amortization expense	(635,551)	(614,224)	(683,668)
Impairment (loss) reversal recognized in profit or loss			3,433
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(335,556)	(241,540)	(279,234)
OPERATING INCOME	1,257,159	1,100,926	1,617,497
Total financial results	(416,941)	(318,978)	(334,982)
Total financial income	199,401	123,949	212,375
Cash and cash equivalents	19,663	14,687	26,372
Other financial income	179,738	109,262	186,003
Financial costs	(877,741)	(598,296)	(745,402)
Bank borrowings	(86,575)	(56,676)	(92,211)
Secured and unsecured obligations	(137,007)	(113,505)	(175,496)
Other	(654,159)	(428,115)	(477,695)
Income from indexation units	279,374	161,586	206,845
Foreign exchange profits (losses)	(17,975)	(6,217)	(8,800)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	32	28	20
Total	1,118	903	12,909
Gain (loss) from other investments	543		6
Gain (loss) from the sale of assets	575	903	12,903
Profit (loss) before taxes	841,368	782,879	1,295,444
Income tax expense (income)	(396,085)	(278,107)	160,650
INCOME AFTER TAX	445,283	504,772	1,456,094
Profit (loss)	445,283	504,772	1,456,094
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	855,641	1,448,867	1,603,242
Net cash flows from (used in) investing activities	(1,711,211)	(1,364,627)	(1,471,137)
Net cash flows from (used in) financing activities	627,354	40,508	(64,693)
Holdings, Eliminations and Others [Member] | Generation and transmission Distribution and Others [Member]
ASSETS
TOTAL CURRENT ASSETS	186,953	105,537
Cash and cash equivalents	165,561	79,892
Other current financial assets	76,552	1,387
Other current non-financial assets	45,290	59,293
Trade and other current receivables	26,545	11,007
Current accounts receivable from related parties	(177,307)	(82,840)
Inventories	754	268
Current tax assets	49,558	36,530
TOTAL NON-CURRENT ASSETS	1,474,707	909,613
Other non-current financial assets	55,360	117
Other non-current non-financial assets	6,726	3,897
Trade and other non-current receivables	13,445	533
Non-current accounts receivable from related parties	(53,410)	(43,945)
Investments accounted for using the equity method	(413,687)	(110,350)
Intangible assets other than goodwill	141,326	17,390
Goodwill	1,466,392	945,512
Property, plant and equipment	101,008	4,924
Right-of-use assets	23,967	703
Deferred tax assets	133,580	90,832
TOTAL ASSETS	1,661,660	1,015,150
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(389,248)	446,255
Other current financial liabilities	192,686	487,720
Current lease liabilities	2,373	264
Trade and other accounts payable, current	177,666	129,890
Current accounts payable to related parties	(807,019)	(209,716)
Other current provisions	215	2
Current tax liabilities	3,344	2,764
Other current non-financial liabilities	41,487	35,331
TOTAL NON-CURRENT LIABILITIES	807,419	282,129
Other non-current financial liabilities	830,634	591,723
Non-current lease liability	21,628	597
Trade payables, non-current	883	10,998
Non-current accounts payable to related companies	(40,822)	(319,811)
Other long-term provisions	1,012	207
Deferred tax liabilities		4,545
Deferred tax liabilities	(8,338)
Non-current provisions for employee benefits	2,422	2,960
Equity	1,243,489	286,766
Equity attributable to shareholders of Enel Amricas	1,243,489	286,766
Share and paid-in capital	7,191,252	5,039,289
Retained earnings (losses)	4,843,497	4,375,506
Issuance premium	(383,926)	(92,823)
Treasury shares in portfolio	(222)	54
Other reserves	(10,407,112)	(9,035,260)
TOTAL LIABILITIES AND EQUITY	1,661,660	1,015,150
Revenues and Other income, by nature	(815,507)	(777,969)	(859,193)
Revenues	(886,793)	(777,486)	(859,867)
Energy sales	(823,736)	(736,505)	(821,024)
Other sales	250	(544)	1
Other services rendered	(63,307)	(40,437)	(38,844)
Other income, by nature	71,286	(483)	674
Raw Materials and Consumables Used	817,889	772,503	852,860
Energy purchases	817,410	729,245	805,346
Fuel consumption			(1)
Transportation costs	60,005	49,041	52,849
Other miscellaneous supplies and services	(59,526)	(5,783)	(5,334)
Contribution Margin	2,382	(5,466)	(6,333)
Other work performed by the entity and capitalized	2,728	59	63
Employee benefits expenses	(26,748)	(21,490)	(24,502)
Other expense, by nature	(69,443)	(59,709)	(76,533)
GROSS OPERATING RESULT	(91,081)	(86,606)	(107,305)
Depreciation and amortization expense	(3,022)	(3,634)	(2,704)
Impairment (loss) reversal recognized in profit or loss	(10,713)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(686)	102	(536)
OPERATING INCOME	(105,502)	(90,138)	(110,545)
Total financial results	(120,961)	(37,040)	(120,684)
Total financial income	(300)	4,737	10,273
Cash and cash equivalents	11,440	11,944	19,923
Other financial income	(11,740)	(7,207)	(9,650)
Financial costs	(6,788)	(20,407)	(164,251)
Bank borrowings	(2,363)	(9,402)	(29,210)
Secured and unsecured obligations	(24,531)	(24,808)	(25,225)
Other	20,106	13,803	(109,816)
Income from indexation units	(83,819)	846	1,391
Foreign exchange profits (losses)	(30,054)	(22,216)	31,903
Share of profit (loss) of associates and joint ventures accounted for using the equity method	167	475	(227)
Total		4
Gain (loss) from other investments		4
Profit (loss) before taxes	(226,296)	(126,699)	(231,456)
Income tax expense (income)	36,004	38,120	22,342
INCOME AFTER TAX	(190,292)	(88,579)	(209,114)
Profit (loss)	(190,292)	(88,579)	(209,114)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(85,525)	(133,342)	(128,043)
Net cash flows from (used in) investing activities	1,049,114	(6,302)	(44,138)
Net cash flows from (used in) financing activities	$ (483,375)	$ (429,300)	$ 281,736